LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

14.  LOSS PER SHARE

Basic loss per share amounts are calculated by dividing net loss for the period attributable to equity holders by the weighted average number of shares outstanding during the period.

Diluted loss per share amounts are calculated by dividing the net loss attributable to equity and TEU holders by the weighted average number of shares outstanding during the period plus the weighted average number of shares, if any, that would be issued on exercise of stock options, to the extent that they are considered dilutive.

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Net loss	$(994.9)	$(451.7)	$(318.7)	$(164.7)
Less amounts attributable to preferred shareholders	13.7	—	—	—
Adjusted net loss	$(1,008.6)	$(451.7)	$(318.7)	$(164.7)

Weighted average shares outstanding(1),(2)	360,383,291	180,545,277	149,028,989	571,497,668
Weighted average number of shares on exercise of stock options, conversion of TEUs, and conversion of preferred shares	—	—	—	—
Diluted weighted average number of shares outstanding	360,383,291	180,545,277	149,028,989	571,497,668

Loss per share
Basic and Diluted	$(2.80)	$(2.50)	$(2.14)	$(0.29)

(1)	Weighted average shares at December 31, 2020 includes the 33,991,500 minimum subordinate voting share conversion of the TEUs.
(2)	Weighted average shares at December 31, 2019 and December 31, 2018 adjusted for share split completed in conjunction with the pre-capital closing changes implemented as part of the IPO.

Diluted Net loss per share excludes the effects of time-based and performance-based share options, RSUs, TEUs and Preferred Shares that are anti-dilutive.